SCHEDULE OF MATURITY OPERATING LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 288,594
Total	288,594
Less: imputed interest	(6,315)
Present value of lease liabilities	$ 282,279	$ 634,457